ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNT RECEIVABLES

The gross and realizable value of accounts receivable are detailed as follows:

	June 30,	December 31,
	2025	2024
	(in thousands)
Accounts receivable	$35,469	$33,544
Allowance for estimated credit losses	(17,947)	(15,567)
Total	$17,522	$17,977

SCHEDULE OF CHANGES IN ALLOWANCES FOR CREDIT LOSSES

Changes in allowances for estimated credit losses consisted of:

Allowance for Estimated Credit Losses
(in thousands)
Balance at December 31, 2023	$(14,979)
Current period provision for expected credit losses	(895)
Foreign currency exchange adjustments	307
Balance at December 31, 2024	$(15,567)
Current period provision for expected credit losses	(467)
Foreign currency exchange adjustments	(1,913)
Balance at June 30, 2025	$(17,947)